SEGALL BRYANT & HAMILL
                                  Mid Cap Fund










                                   [GRAPHIC]


















                               Semi-Annual Report
                                October 31, 1999

                      SEGALL BRYANT & HAMILL MID CAP FUND


December 13, 1999


Dear fellow Shareholder:

     For the six months ending October 31, 1999, the Segall Bryant & Hamill Mid Cap Fund's total return at NAV was (3.88) percent. This compares to the performance of the S&P 400 Mid Cap Index of 1.87 percent.

     As we communicated to you in the past, we feel that the opportunity for investing in the mid capitalization tier of the market is the most attractive it has been in the past quarter century. We believe that we can find companies in this area of the market that meet our high investment criteria and offer good value. Although we are focusing on smaller companies, the criteria which we use to select them remains unchanged- consistently high return on invested capital
(ROI), double digit earnings growth and high levels of free cash flow. We continue to be owners of stocks and not renters, focusing on the long-term intrinsic value of their businesses.

     Unfortunately, over the past year the market has focused on the lowest quality sector of the market and virtually ignored high quality growth investments. During 1999, the average `high quality' stock (as defined by Standards and Poor's as B+ rated or better) has returned a NEGATIVE 9.2% while the "lowest quality" stocks have returned a POSITIVE 17.7%. As the year progressed, this performance disparity has only increased. While we have made adjustments to the Fund to reflect market realities, we continue to focus on high quality growth stocks trading at reasonable valuations. Over time, these types of stocks have outpaced the market with less risk. With the high valuation levels of the market and the speculation in the IPO market, it is important to focus on risk-adjusted returns and outlook for valuations going forward.

     Our outlook for the economy continues to be modest growth in 2000. Although interest rates have started to rise over the past six months due to increased fears of higher inflation, we do not foresee the Federal Reserve moving to a protracted tightening stance. The probability of one or two increases in rates is high, but should slow the economy to a reasonable level and be positive for the markets.

     Our focus on high ROI mid capitalization stocks has led us to invest in very solid companies that operate in unique industry settings. This strategy leads us to concentrate the Fund on the growth segments of the economy such as Health Care, Technology and Finance. We will tend to be overweight in these sectors and focus less on the more cyclical sectors of the market.

     Several of the technology companies that we highlighted our last update have done extremely well, (Symbol Technologies and PE Biosystems), and we have started to reduce our positions due to valuation levels. However, the market has given us the opportunity in several areas to increase our exposure due to what we believe are temporary issues. These areas include computer services, software and the education market.

                      SEGALL BRYANT & HAMILL MID CAP FUND


     We remain confident that our selection process will lead to above-average results over time. By focusing on mid cap growth companies with reasonable valuations, we believe that our shareholders will benefit from both the depressed valuation levels of this sector of the market and owning high quality growth companies.

We appreciate your continued support.

/s/ David P. Kalis

David P. Kalis, CFA


The S&P 400 Mid Cap Index is comprised of stocks in the middle capitalization range. Indexes do no incur expenses and are not available for investment. Performance figures of the Fund and index represent past performance and are not indicative of the future performance of the Fund or index. The Fund's average annual total return from inception on April 1, 1999 through September 30, 1999 was (3.34)%. Share values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

The information contained in this report is authorized for use when proceeded or accompanied by a prospectus for the Fund. The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ. Member NASD.

                      SEGALL BRYANT & HAMILL MID CAP FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 1999
(UNAUDITED)
--------------------------------------------------------------------------------
 Shares     COMMON STOCKS: 95.94%                                   Market Value
--------------------------------------------------------------------------------

            ADVERTISING AGENCIES:  3.54%
  8,000     The Interpublic Group of Companies, Inc...............  $   325,000
                                                                    -----------

            BANKS - MAJOR REGIONAL: 0.90%
  4,000     North Fork Bancorporation, Inc........................       82,750
                                                                    -----------

            BROADCAST MEDIA: 4.17%
  7,000     Adelphia Communications Corporation*..................      382,375
                                                                    -----------

            COMMERCIAL BANKS - EASTERN U.S.: 1.12%
  4,200     Charter One Financial, Inc............................      103,163
                                                                    -----------

            COMMERICAL SERVICES: 0.71%
  5,000     The ServiceMaster Company.............................       65,313
                                                                    -----------

            COMPUTER SERVICES: 11.39%
 15,500     Ceridian Corp.*.......................................      340,031
 15,000     Concord  EFS,  Inc.*..................................      405,938
  3,000     Equifax Inc...........................................       81,000
  3,700     Policy Management Systems Corporation*................       70,994
  6,000     SunGard Data Systems Inc.*............................      146,625
                                                                    -----------
                                                                      1,044,588
                                                                    -----------

            CONSUMER PRODUCTS - MISCELLANEOUS: 7.09%
  7,500     AptarGroup, Inc.......................................      201,563
  4,000     Blyth Industries, Inc.*...............................      100,250
 14,000     Rayovac Corporation*..................................      348,250
                                                                    -----------
                                                                        650,063
                                                                    -----------
            DIVERSIFIED MANUFACTURING: 7.13%
 11,000     Applied Power Inc.....................................      319,688
 15,000     Littlefuse, Inc.*.....................................      333,750
                                                                    -----------
                                                                        653,438
                                                                    -----------
            ELECTRONIC - INSTRUMENTS: 3.53%
  5,000     PE Corporation - PE Biosystems Group .................      324,375
                                                                    -----------

                      SEGALL BRYANT & HAMILL MID CAP FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 1999
(UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------

            ELECTRONICS: 3.62%
 10,081     Molex Incorporated....................................  $   332,673
                                                                    -----------

            ELECTRONICS - SEMICONDUCTORS: 4.57%
  6,000     Linear Technology Corporation.........................      419,625
                                                                    -----------

            FINANCIAL GUARANTEE INSURANCE: 4.17%
  6,400     MGIC Investment Corporation...........................      382,400
                                                                    -----------

            HEALTHCARE - MEDICAL SUPPLY
            & PRODUCTS: 3.63%
 14,000     Sybron International Corporation*.....................      333,375
                                                                    -----------

            HEALTHCARE - SERVICES: 3.47%
 11,000     IMS Health Incorporated...............................      319,000
                                                                    -----------

            IDENTIFICATION SYSTEMS / DEVICES: 3.68%
  8,500     Symbol Technologies, Inc..............................      337,875
                                                                    -----------

            LIFE / HEALTH INSURANCE: 3.55%
  9,000     Protective Life Corporation...........................      325,688
                                                                    -----------

            MANUFACTURING - DIVERSE: 2.55%
  7,000     Graco  Inc............................................      234,500
                                                                    -----------

            MEDICAL INSTRUMENTS: 6.01%
  9,000     Biomet, Inc...........................................      271,125
 14,000     Ventana Medical Systems, Inc.*........................      280,875
                                                                    -----------
                                                                        552,000
                                                                    -----------
            OFFICE SUPPLIES AND FORMS: 3.40%
  5,000     Avery Dennison Corporation............................      312,500
                                                                    -----------

            OIL - EXPLORATION & PRODUCTION: 2.65%
  5,000     Stone Energy Corporation*.............................      243,125
                                                                    -----------

                      SEGALL BRYANT & HAMILL MID CAP FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 1999
(UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------

            OIL & GAS / REFINE & MARKET: 2.29%
 10,000     Santa Fe International Corporation....................  $   210,625
                                                                    -----------

            PUBLISHING - NEWSPAPERS: 3.92%
  6,000     Tribune Company.......................................      360,000
                                                                    -----------

            RETAIL - DISCOUNT: 4.89%
  6,000     BJ's Wholesale Club, Inc.*............................      184,875
 10,000     Dollar General Corporation............................      263,750
                                                                    -----------
                                                                        448,625
                                                                    -----------
            SERVICES - COMMERCIAL: 2.29%
 10,000     DeVry Inc.*...........................................      210,625
                                                                    -----------

            TELEPHONE: 1.67%
  3,800     CenturyTel, Inc.......................................      153,663
                                                                    -----------

            Total Common Stocks (Cost $8,095,588).................    8,807,361
                                                                    -----------

Principal
 Amount     SHORT-TERM INVESTMENTS:  4.10%
--------------------------------------------------------------------------------
 $376,220   Firstar Stellar Treasury Fund (Cost $376,220).........      376,219
                                                                    -----------

            Total Investments in Securities
                 (Cost $8,471,808+): 100.04%......................    9,183,580
            Liabilities in excess of Other Assets: (0.04)%........       (3,322)
                                                                    -----------
            Total Net Assets: 100.00%.............................  $ 9,180,258
                                                                    ===========

* Non-income producing security.

+ At October 31, 1999, the cost of securities for Federal tax purposes was the same as the basis for financial reporting.

Gross unrealized appreciation and depreciation of securities on a tax basis were as follows:

               Gross unrealized appreciation......................  $ 1,140,564
               Gross unrealized depreciation......................     (428,792)
                                                                    -----------
                    Net unrealized appreciation...................  $   711,772
                                                                    ===========

See Notes to Financial Statements.

                       SEGALL BRYANT & HAMILL MID CAP FUND


STATEMENT OF ASSETS AND LIABILITIES
AT OCTOBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value
           (identified cost $8,471,808) ........................    $ 9,183,580
      Receivables
           Due from advisor ....................................          3,502
           Dividends and interest ..............................          2,856
           Fund shares purchased ...............................            300
      Prepaid expenses .........................................          4,550
                                                                    -----------
                 Total assets ..................................      9,194,788
                                                                    -----------

LIABILITIES
      Other Payables ...........................................         13,174
      Accrued expenses .........................................          1,356
                                                                    -----------
                 Total liabilities .............................         14,530
                                                                    -----------

NET ASSETS .....................................................    $ 9,180,258
                                                                    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($9,180,258 / 726,958 shares outstanding; unlimited number
  of shares authorized, par value $0.01) .......................    $     12.63
                                                                    ===========

COMPONENTS OF NET ASSETS
      Paid-in capital ..........................................    $ 8,309,413
      Accumulated net investment loss ..........................        (31,932)
      Accumulated net realized gain on investments .............        191,005
      Net unrealized appreciation on investments ...............        711,772
                                                                    -----------
           Net assets ..........................................    $ 9,180,258
                                                                    ===========

See Notes to Financial Statements.

                       SEGALL BRYANT & HAMILL MID CAP FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
           Dividends ............................................     $  28,185
           Interest .............................................         6,911
                                                                      ---------
                 Total income ...................................        35,096
                                                                      ---------

      Expenses
           Advisory fees (Note 3) ...............................        35,816
           Professional fees ....................................        22,921
           Administration fees (Note 3) .........................        14,959
           12b-1 fees (Note 6) ..................................        11,939
           Fund accounting fees .................................         8,976
           Registration fees ....................................         7,828
           Transfer agent fees ..................................         6,483
           Custody fees .........................................         3,591
           Reports to shareholders ..............................         2,493
           Other ................................................         2,221
           Trustee fees .........................................         1,263
                                                                      ---------
                 Total expenses .................................       118,490
                 Less: advisory fee waiver and absorption
                       (Note 3) .................................       (51,462)
                                                                      ---------
                 Net expenses ...................................        67,028
                                                                      ---------

                 NET INVESTMENT LOSS ............................       (31,932)
                                                                      ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
      Net realized loss from security transactions ..............      (211,993)
      Net change in unrealized depreciation on investments ......      (196,761)
                                                                      ---------
           Net realized and unrealized loss on investments ......      (408,754)
                                                                      ---------
                 NET DECREASE IN NET ASSETS RESULTING
                       FROM OPERATIONS ..........................     $(440,686)
                                                                      =========

* Commencement of operations.

See Notes to Financial Statements.

                       SEGALL BRYANT & HAMILL MID CAP FUND


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   May 1, 1999    April 1, 1999*
                                                     through          through
                                                 Oct. 31, 1999**  April 30, 1999
                                                 ---------------  --------------

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment loss..........................   $  (31,932)     $   (1,476)
   Net realized (loss) gain on security
      transactions .............................     (211,993)        463,426
   Net change in unrealized (depreciation)
      appreciation on investments...............     (196,761)        908,533
                                                   ----------      ----------
      NET (DECREASE) INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS .............     (440,686)      1,370,483
                                                   ----------      ----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from net
      change in outstanding shares (a)..........    1,187,981         454,433
                                                   ----------      ----------
   TOTAL INCREASE IN NET ASSETS ................      747,295       1,824,916
                                                   ----------      ----------
NET ASSETS
Beginning of period.............................    8,432,963       6,608,047
                                                   ----------      ----------
END OF PERIOD ..................................   $9,180,258      $8,432,963
                                                   ==========      ==========

(a) A summary of capital shares transactions is as follows:

                               May 1, 1999 through       April 1, 1999* through
                               October 31, 1999 **           April 30, 1999
                              --------------------       ----------------------
                              Shares         Value       Shares         Value
                              ------         -----       ------         -----

Shares sold ...............   172,840    $ 2,291,079      41,509      $ 534,032
Shares redeemed ...........  (153,770)    (1,103,098)     (6,259)       (79,599)
                               ------    -----------      ------      ---------
Net increase ..............    19,070    $ 1,187,981      35,250      $ 454,433
                               ======    ===========      ======      =========

*  Commencement of operations.
** Unaudited.

See Notes to Financial Statements.

                       SEGALL BRYANT & HAMILL MID CAP FUND

FINANCIAL HIGHLIGHTS

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                   May 1, 1999    April 1, 1999*
                                                     through          through
                                                 Oct. 31, 1999**  April 30, 1999
                                                 ---------------  --------------

Net asset value, beginning of period..............   $13.14         $12.49#
                                                     ------         ------


Income from investment operations:
   Net investment loss............................    (0.04)            --
   Net realized and unrealized (loss) gain
      on investments..............................    (0.47)          0.65
                                                     ------         ------
Total from investment operations..................    (0.51)          0.65
                                                     ------         ------

Net asset value, end of period....................   $12.63         $13.14
                                                     ======         ======

Total return......................................    (3.88)%++       5.20%++

Ratios/supplemental data:
Net assets, end of period (thousands).............   $9,180         $8,433

Ratio of expenses to average net assets:
   Before expense reimbursement...................     2.45%+         7.35%+
   After expense reimbursement....................     1.40%+         1.34%+

Ratio of net investment income to average
  net assets:
   After expense reimbursement....................    (0.66%)+       (0.23%)+

Portfolio turnover rate...........................    48.71%         18.02%


*  Commencement of operations.
#  See Note 5 to Financial Statements.
+  Annualized.
++ Not Annualized.
** Unaudited.

See Notes to Financial Statements.

                       SEGALL BRYANT & HAMILL MID CAP FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Segall Bryant & Hamill Mid Cap Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on April 1, 1999. The Fund's objective is to seek growth of capital with income as a secondary objective.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be value at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended October 31, 1999, Segall Bryant & Hamill (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at

                       SEGALL BRYANT & HAMILL MID CAP FUND

--------------------------------------------------------------------------------

the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended October 31, 1999, the Fund incurred $35,816 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay the Fund's operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.40% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended October 31, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $51,462; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amount to $89,844 at October 31, 1999.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

    Fund asset level                           Fee rate
    ----------------                           --------
    Less than $15 million                      $30,000
    $15 million to less than $50 million       0.20% of average daily net assets
    $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
    More than $150 million                     0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - SECURITIES TRANSACTIONS

     For the six months ended October 31, 1999 the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,461,618 and $4,496,019, respectively.

                       SEGALL BRYANT & HAMILL MID CAP FUND

--------------------------------------------------------------------------------

NOTE 5 - REORGANIZATION

     On April 1, 1999 the Fund issued shares in exchange for shares of the Segall Bryant & Hamill Growth and Income Fund in a reorganization. The following is a summary of shares issued, net assets on the date of reorganization, net asset value per share and unrealized appreciation on that date:

       Shares...............................................      606,336
       Net Assets...........................................   $7,570,605
       Net Asset Value Per Share ...........................       $12.49
       Final Distribution Per Share Paid April 14, 1999 ...          1.37
                                                                     ----
       Exchange Price Per Share ............................       $13.86
                                                                   ------
       Unrealized Appreciation..............................     $962,558

NOTE 6 -  DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the period ended October 31, 1999, the Fund paid the Distributor in the amount of $11,939.

                       SEGALL BRYANT & HAMILL MID CAP FUND


CHANGE IN INDEPENDENT ACCOUNTANT


On August 27, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the prior fiscal year contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the period from April 1, 1999 (commencement of operations) through April 30, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 10, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                     ADVISOR

                             Segall Bryant & Hamill
                        10 South Wacker Drive, Suite 2150
                             Chicago, Illinois 60606

                                   ==========

                                   DISTRIBUTOR

                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                   ==========

                                    CUSTODIAN

                               Firstar Bank, N.A.
                           425 Walnut Street, M/L 6118
                             Cincinnati, Ohio 45202

                                   ==========

                                 TRANSFER AGENT

                             American Data Services
                          150 Motor Parkway, Suite 109
                            Hauppauge, New York 11788
                                  877-829-8413

                                   ==========

                                  LEGAL COUNSEL

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104